Operating Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Commitments

As of December 31, 2017, the future minimum lease payments of non-cancellable operating lease commitments were as follows:

	NT$	US$ (Note 4)

Less than 1 year	$246,026	$8,300
1-5 years	439,408	14,825
More than 5 years	419,232	14,144

	$1,104,666	$37,269